Offerings - Offering: 1	Feb. 02, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, no par value, issuable pursuant to the Omnibus Incentive Plan
Amount Registered | shares	62,394,561
Proposed Maximum Offering Price per Unit | $ / shares	0.107
Maximum Aggregate Offering Price	$ 6,676,218
Fee Rate	0.01381%
Amount of Registration Fee	$ 921.99
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (the “Registration Statement”) shall also cover any additional common shares, no par value (the “common shares”) of International Battery Metals Ltd. (the “Registrant”) that become issuable under the 2025 Omnibus Incentive Plan (the “Omnibus Incentive Plan”) by reason of any share dividend, share split, recapitalization or other similar transaction.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act, based on the average of the high and low sales prices of the Common Shares on the OTCQB on January 30, 2026.Represents the maximum number of common shares available and reserved for issuance under the Omnibus Incentive Plan, together with any other security-based compensation arrangements adopted by the Registrant.